Warrants (Details-Nonvested Incentive Units) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Option nonvested, ending	265,283	275,447	244,964	757,228
Weighted average grant date fair Value, beginning	$ 6.89	$ 3.91	$ 3.49	$ 3.26
Granted	149,500	176,117	17,758
Weighted Average Grant Date Fair Value, granted	$ 9.06	$ 4.08	$ 4.08
Vested	(2,872,225)	(138,659)	(317,089)
Weighted Average Grant Date Fair Value, vested	$ 3.72	$ 3.37	$ 2.78
Forfeited/redeemed	(29,183)	(6,976)	(212,933)
Weighted Average Grant Date Fair Value, forfeited/redeemed	$ 4.08	$ 4.08	$ 3.96